Other non-current Assets	12 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current Assets
13.	Other non-current Assets

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Deposits (a)	3,767	3,924
Long-term loan receivables (b)	344	937

	4,111	4,861

(a)	Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.

(b)
From December 2019 to December 2021, the Company entered into interest free loan agreements with three third parties for total principal amounts of RMB1.2 million. The repayment terms of the loan agreements were ranged from 24 months to 42 months with due dates from June 2023 to December 2023. As of March 31, 2021 and 2022, the balances of long-term loan receivables were RMB0.3 million and RMB0.9 million, respectively.